ANNUAL REPORT

FRANKLIN TEMPLETON MONEY FUND TRUST
Franklin Templeton Money Fund

JUNE 30, 1999



------------------------------------------------------------------------------
Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.
------------------------------------------------------------------------------

Charles B. Johnson
Chairman
Franklin Templeton
Money Fund Trust


SHAREHOLDER LETTER


-------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The fund attempts to maintain a stable net asset value of $1.00 per share.(1)
-------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Templeton Money Fund covers the period ended June 30, 1999.

During the year under review, domestic economic growth continued at a robust pace. Real U.S. gross domestic product (GDP) growth for the first three quarters of the fund's fiscal year averaged 4.7% annualized, and most projections for the final quarter ending in June are also above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.5%. For nearly the past year and a half, U.S. economic performance has reflected a balance between the effects of weakness abroad and a surge in credit-driven spending by U.S. households. Reduced inflation associated with recession in much of the rest of the world, along with the Fed's easing in fall 1998 when credit growth threatened to falter, allowed for substantial declines in interest rates. This combination also pushed up equity and real estate prices that, in turn, powered domestic spending. The result has been an enviable position of rapid economic growth coupled with low inflation and rising asset prices.


CONTENTS


Shareholder Letter                                            1

Performance Summary                                           3

Financial Highlights & Statement of Investments               4

Financial Statements                                          7

Notes to Financial Statements                                10

Independent Auditors' Report                                 12


                               [GRAPHIC OMITTED]


1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.

Foreign growth is now beginning to improve, however. The emerging markets crisis has largely dissipated, and forecasts point to a return to more normal growth. Even Japan, mired in a deep recession for years, showed signs of life during the period under review, with an annualized first quarter GDP of 4.3%, well above estimates.

The prospect of sizzling domestic demand and a stronger global backdrop posed a realistic threat that the U.S. economy might overheat. An unexpected spike in April's inflation number coupled with strength in oil prices put the market on notice. In response, the Fed raised the federal funds target rate 0.25%, to 5.00%, at its June meeting. The bond market has also reacted unfavorably to the prospect of higher inflation, and the 30-year Treasury yield rose from its all-time low of 4.70% on October 5, 1998, to 5.98% on June 30, 1999.

Reflecting a 50 basis point (0.50%) net reduction in the federal funds target rate over the past year, the fund's seven-day yield during the reporting period for Class C shares declined from 4.39% on June 30, 1998, to 3.93% on June 30, 1999.

We continue to invest the fund's assets in only the highest quality money market securities. For example, on June 30, 1999, over 75% of the securities purchased for the portfolio carried AA or higher long-term credit ratings by Standard & Poor's and Moody's, national credit rating agencies, with the balance rated A.(2) Consistent with the fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Money Fund Trust



PERFORMANCE SUMMARY
6/30/99

CLASS B (NEW SHARE CLASS
EFFECTIVE JANUARY 1, 1999)
------------------------------------------------------------

Seven-day effective yield*                             3.95%
Seven-day annualized yield                             3.88%


CLASS C
------------------------------------------------------------
Seven-day effective yield*                             4.01%
Seven-day annualized yield                             3.93%


*The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's annualized and effective yields for the period would have been 3.55% and 3.61% respectively for Class B shares, and 3.61% and 3.67% respectively for Class C shares. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.

Past performance is not predictive of future results.


2. This does not indicate a rating for the fund.



FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

Financial Highlights

                                                                              CLASS B
                                                                               1999*
                                                                               -----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............................          $ 1.00
                                                                              ------
Income from investment operations - net investment income ..........            .019
Less distributions from net investment income ......................           (.019)
                                                                              ------
Net asset value, end of period .....................................          $ 1.00
                                                                              ======

Total return** .....................................................            1.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...................................            $762
Ratios to average net assets:
 Expenses(1) .......................................................            1.26%***
 Expenses excluding waiver and payments by affiliate(1).............            1.46%***
 Net investment income .............................................            3.73%***

*    For the period January 1, 1999 (effective date) to June 30, 1999.
** Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
***  Annualized
(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

FINANCIAL HIGHLIGHTS (Continued)

                                                                                                CLASS C
                                                               -------------------------------------------------------------------
                                                                                           YEAR ENDED JUNE 30,
                                                               -------------------------------------------------------------------
                                                                  1999           1998           1997         1996        1995*
                                                               -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................      $  1.00        $  1.00        $  1.00       $ 1.00       $ 1.00
                                                               -------------------------------------------------------------------
Income from investment operations - net investment income         .040           .043           .042         .039         .007
Less distributions from net investment income ...........        (.040)         (.043)         (.042)       (.039)       (.007)
                                                               -------------------------------------------------------------------
Net asset value, end of year ............................      $  1.00        $  1.00        $  1.00       $ 1.00       $ 1.00
                                                               ===================================================================

Total return** ..........................................         4.08%          4.43%          4.29%        3.96%        0.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................      $77,667        $38,538        $ 9,724       $4,510       $  152
Ratios to average net assets:
 Expenses(1) ............................................         1.22%          1.25%          1.25%        1.40%        1.83%***
 Expenses excluding waiver and payments by affiliate(1) ...       1.42%          1.45%          1.59%        2.67%        1.84%***
 Net investment income ..................................         4.00%          4.39%          4.26%        4.00%        4.42%***

*    For the period April 13, 1995 (effective date) to June 30, 1995.
** Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
***  Annualized
(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

STATEMENT OF INVESTMENTS, JUNE 30, 1999


                                                                                      SHARES           VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 113.4%
The Money Market Portfolio (Note 1) (Cost $88,910,133) ...........................  88,910,133      $88,910,133
OTHER ASSETS, LESS LIABILITIES (13.4%) ...........................................                  (10,481,595)
                                                                                                    ------------
NET ASSETS 100.0% ................................................................                  $78,428,538
                                                                                                    ------------

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

Assets:
 Investments in securities, at value and cost      $88,910,133
 Receivables for capital shares sold ........          692,845
      Total assets ..........................       89,602,978
                                                   -----------

Liabilities:
 Payables:
  Capital shares redeemed ...................       10,740,419
  Affiliates ................................          200,783
  Shareholders ..............................          214,361
 Other liabilities ..........................           18,877
                                                   -----------
      Total liabilities .....................       11,174,440
                                                   -----------
       Net assets, at value .................      $78,428,538
                                                   -----------

CLASS B:
 Net assets, at value .......................      $   761,864
                                                   ===========
 Shares outstanding .........................          761,864
                                                   ===========
 Net asset value per share ..................      $      1.00
                                                   ===========

CLASS C:
 Net assets, at value .......................      $77,666,674
                                                   ===========
 Shares outstanding .........................       77,666,674
                                                   ===========
 Net asset value per share ..................      $      1.00
                                                   ===========

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

FINANCIAL STATEMENTS (Continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999


Investment income:
 Dividends .........................................          $ 4,272,364
                                                              -----------

Expenses:
 Administrative fees (Note 3) ......................              383,003
 Distribution fees: (Note 3)
  Class B ..........................................                  621
  Class C ..........................................              468,769
 Transfer agent fees (Note 3). .....................              128,947
 Reports to shareholders ...........................               15,877
 Registration and filing fees ......................               65,307
 Professional fees .................................                5,599
 Other .............................................                  702
                                                              -----------
      Total expenses ...............................            1,068,825
      Expenses waived/paid by affiliate (Note 3) ...             (168,783)
                                                              -----------
       Net expenses ................................              900,042
                                                              -----------
        Net investment income ......................            3,372,322
                                                              -----------
Net increase in net assets resulting from operations          $ 3,372,322
                                                              ===========
                       See notes to financial statements.


FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                         1999                    1998
                                                                     ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................          $  3,372,322           $  1,073,539
 Distributions to shareholders from net investment income:
  Class B .................................................                (3,874)                    --
  Class C .................................................            (3,368,448)            (1,073,539)
                                                                     ------------------------------------
 Total distributions to shareholders ......................            (3,372,322)            (1,073,539)
 Capital share transactions: (Note 2)
  Class B .................................................               761,864                     --
  Class C .................................................            39,128,296             28,814,605
                                                                     ------------------------------------
 Total capital share transactions .........................            39,890,160             28,814,605
      Net increase in net assets ..........................            39,890,160             28,814,605
Net assets (there is no undistributed net investment income
  at beginning or end of year):
 Beginning of year ........................................            38,538,378              9,723,773
                                                                     ------------------------------------
 End of year ..............................................          $ 78,428,538           $ 38,538,378
                                                                     ====================================

                       See notes to financial statements.

FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one Fund, Franklin Templeton Money Fund (the Fund), which seeks to provide a high level of current income consistent with preservation of capital and liquidity. Effective January 1, 1999, the Fund changed its name to Franklin Templeton Money Fund.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 1999, the Fund owns 2.42% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class B and Class C. Effective January 1, 1999, Class II was renamed Class C, and the Fund began offering a new class of shares, Class B. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, its exchange privilege, and contingent deferred sales charges.

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                              YEAR ENDED JUNE 30,
                                                       1999                      1998
                                                  ----------------------------------------
        CLASS B SHARES:*
         Shares sold ..........................   $     918,380
         Shares issued in reinvestment
           of distributions ...................           3,869
         Shares redeemed ......................        (160,385)
                                                  --------------
         Net increase .........................   $     761,864
                                                  --------------

        CLASS C SHARES:
         Shares sold ..........................   $ 677,726,842             $ 228,746,899
         Shares issued in reinvestment
           of distributions ...................       3,362,490                 1,058,435
         Shares redeemed ......................    (641,961,036)             (200,990,729)
                                                  ----------------------------------------
         Net increase .........................   $  39,128,296             $  28,814,605
                                                  ========================================

*For the period January 1, 1999 (effective date) to June 30,1999.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE          NET ASSETS
       ----------------------------------------------------------------------

          .455%           First $100 million
          .330%           Over $100 million, up to and including $250 million
          .280%           Over $250 million

Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .65% per year of its average daily net assets for costs incurred in marketing the Fund's Class B and Class C shares.

Distributors received contingent deferred sales charges for the year of $293,731.



FRANKLIN TEMPLETON MONEY FUND TRUST
FRANKLIN TEMPLETON MONEY FUND

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund of the Franklin Templeton Money Fund Trust (the "Fund") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999



THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                   YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------------------------------
                                                            1999             1998           1997            1996           1995
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                        ---------------------------------------------------------------------------
Income from investment operations - net investment
  income .............................................        .051            .055            .053            .055            .053
Less distributions from net investment income ........       (.051)          (.055)          (.053)          (.055)          (.053)
                                                        ---------------------------------------------------------------------------
Net asset value, end of year .........................  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                        ---------------------------------------------------------------------------

Total return* ........................................        5.18%           5.64%           5.47%           5.66%           5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $3,672,404      $2,043,629      $1,773,546      $1,550,085      $1,305,574
Ratios to average net assets:
 Expenses ............................................         .15%            .15%            .15%            .15%            .15%
 Expenses excluding waiver and payments by affiliate .         .15%            .16%            .16%            .16%            .16%
 Net investment income ...............................        5.04%           5.50%           5.34%           5.50%           5.42%

*Total return is not annualized for periods less than one year.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                               PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                   AMOUNT             VALUE
   ------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 3.4%
   NationsBank NA, Charlotte Branch, 4.87% - 5.27%, 8/02/99 - 10/18/99 ................      $100,000,000      $100,000,718
   Wachovia Bank NA, North Carolina Branch, 4.92%, 8/26/99 ............................        25,000,000        25,000,384
                                                                                                               ------------
   TOTAL BANK NOTES (COST $125,001,102) ...............................................                         125,001,102
                                                                                                               ------------
   CERTIFICATES OF DEPOSIT 27.2%
   ABN-AMRO Bank NV, Chicago Branch, 5.10%, 4/07/00 ...................................        24,000,000        23,994,659
   Australia & New Zealand Banking Group, New York Branch, 5.065% - 5.09%,
     09/17/99 - 9/29/99 ...............................................................        75,000,000        75,001,493
   Bank of Montreal, Chicago Branch, 5.12% - 5.245%, 3/02/00 - 4/10/00 ................        50,000,000        49,994,749
   Bank of Nova Scotia, Portland Branch, 4.97%, 9/02/99 ...............................        25,000,000        25,000,432
   Barclays Bank PLC, New York Branch, 4.99% - 5.005%, 9/07/99 - 9/10/99 ..............        75,000,000        75,001,915
   Bayerische Landesbank, New York Branch, 4.91%, 7/02/99 .............................        25,000,000        25,000,007
   Bayerische Vereinsbank, New York Branch, 4.92%, 7/01/99 - 7/06/99 ..................        50,000,000        50,000,000
   Credit Agricole Indosuez, New York Branch, 4.90% - 5.31%, 7/12/99 - 1/13/00 ........       100,000,000       100,006,049
   Credit Communal De Belgique, New York Branch, 5.01%, 9/03/99 .......................        25,000,000        25,000,878
   Den Danske Bank, New York Branch, 5.08%, 9/21/99 ...................................        25,000,000        25,000,562
   Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ................       124,000,000       123,960,604
   Landesbank Hessen Thuringen, New York Branch, 4.88%, 7/14/99 .......................        25,000,000        25,000,045
   Morgan Guaranty & Trust, New York Branch, 4.95% - 5.07%, 9/22/99 - 9/23/99 .........        50,000,000        49,989,147
   National Westminster Bank PLC, New York Branch, 5.13%, 10/08/99 ....................        25,000,000        25,000,677
   Rabobank Nederland NV, New York Branch, 5.41% - 5.64%, 7/30/99 - 6/01/00 ...........        25,500,000        25,491,408
   Royal Bank of Canada, New York Branch, 4.91% - 5.70%, 8/09/99 - 7/03/00 ............        50,000,000        49,997,964
   Societe Generale, New York Branch, 4.86% - 5.11%, 7/26/99 - 10/04/99 ...............        50,000,000        50,000,000
   Svenska Handelsbanken, New York Branch, 4.875%, 7/16/99 ............................        25,000,000        25,000,050
   Toronto Dominion Bank, New York Branch, 4.90% - 5.10%, 10/25/99 - 2/22/00 ..........        50,000,000        49,994,548
   UBS AG, New York Branch, 4.93% - 5.27%, 10/15/99 - 11/10/99 ........................       100,000,000       100,003,298
                                                                                                               ------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $998,438,485) ..................................                         998,438,485
                                                                                                               ------------
   (a)COMMERCIAL PAPER 39.1%
   Abbey National North America Corp., 4.74% - 4.82%, 7/08/99 - 7/22/99 ...............        85,000,000        84,825,176
   American Express Credit Corp., 4.79% - 5.03%, 7/08/99 - 8/20/99 ....................       125,000,000       124,420,569
   Associates Corp. of North America, 4.85% - 4.92%, 8/12/99 - 8/31/99 ................       100,000,000        99,300,300
   BIL North America Inc., 4.805%, 7/23/99 ............................................        25,000,000        24,926,590
   Canadian Imperial Holdings Inc., 5.75%, 7/01/99 ....................................       125,000,000       125,000,000
   Chevron U.K. Investment PLC, 4.85%, 9/01/99 ........................................         5,000,000         4,958,236
   Coca Cola Co., 5.00%, 9/16/99 - 9/24/99 ............................................        50,000,000        49,437,500
   Cregem North America Inc., 4.80% - 4.87%, 7/06/99 - 8/25/99 ........................        80,000,000        79,629,125
   Den Danske Corp. Inc., 4.81% - 4.82%, 7/13/99 - 7/27/99 ............................        50,000,000        49,872,986
   Dupont De Nemours Co., 4.79%, 7/07/99 ..............................................        25,000,000        24,980,042
   Ford Motor Credit Co., 5.02% - 5.05%, 9/08/99 - 9/30/99 ............................       100,000,000        98,913,444
   General Electric Capital Corp., 4.75% - 5.03%, 7/09/99 - 8/10/99 ...................       125,000,000       124,630,611
   Halifax PLC, 4.80%, 11/01/99 .......................................................        25,000,000        24,590,000
   International Nederlanden (U.S.) Funding Corp., 4.82% - 5.03%, 7/09/99 - 7/23/99 ...       125,000,000       124,686,792
   Merrill Lynch & Co. Inc., 4.80% - 4.90%, 8/04/99 - 8/27/99 .........................        50,000,000        49,692,708
   Morgan Stanley Dean Witter & Co., 4.83%, 8/05/99 - 8/06/99 .........................        50,000,000        49,761,854
   National Australian Funding (DE) Inc., 5.09%, 11/05/99 .............................        30,000,000        29,461,308
   National Rural Utilities Cooperative Finance Corp., 5.02% - 5.05%, 9/20/99 - 10/5/99        75,000,000        74,074,181
   Province of British Columbia, 4.78% - 5.03%, 9/02/99 - 10/18/99 ....................        29,359,000        29,001,338
   Salomon Smith Barney Holdings Inc., 4.80% - 4.94%, 7/30/99 - 8/23/99 ...............        50,000,000        49,721,514



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                               PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                   AMOUNT             VALUE
   ------------------------------------------------------------------------------------------------------------------------
   (a)COMMERCIAL PAPER (CONT.)
   Societe Generale NA Inc., 4.86% - 4.88%, 8/17/99 - 8/24/99 .............                  $    50,000,000   $    49,658,472
   Svenska Handelsbanken Inc., 4.80% - 4.81%, 7/14/99 - 8/11/99 ...........                       30,000,000        29,873,297
   Westpac Capital Corp., 4.80% - 4.81%, 7/13/99 - 11/09/99 ...............                       35,000,000        34,547,300
                                                                                                               ---------------
   TOTAL COMMERCIAL PAPER (COST $1,435,963,343) ...........................                                      1,435,963,343
                                                                                                               ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,559,402,930) ...                                      2,559,402,930
                                                                                                               ---------------
   (b)REPURCHASE AGREEMENTS 30.7%
   Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $100,013,194) ....                      100,000,000       100,000,000
    Collateralized by U.S. Treasury Notes
   CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $200,026,667) ...                      200,000,000       200,000,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC 4.75%, 7/01/99 (Maturity
     Value $200,026,389) ..................................................                      200,000,000       200,000,000
    Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 4.65%, 7/01/99 (Maturity Value $50,006,458) ......                       50,000,000        50,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $89,012,089)                       89,000,000        89,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $88,871,725) .                       88,860,000        88,860,000
    Collateralized by U.S. Treasury Notes
   NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity
     Value $200,026,111) ..................................................                      200,000,000       200,000,000
    Collateralized by U.S. Treasury Notes
   Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $200,026,667) ..                      200,000,000       200,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                               ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $1,127,860,000) ......................                                      1,127,860,000
                                                                                                               ---------------
   TOTAL INVESTMENTS (COST $3,687,262,930) 100.4% .........................                                      3,687,262,930
   OTHER ASSETS, LESS LIABILITIES (.4)% ...................................                                        (14,859,145)
                                                                                                               ---------------
   NET ASSETS 100.0% ......................................................                                    $ 3,672,403,785
                                                                                                               ===============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.
(b)  See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                      YEAR ENDED JUNE 30,
                                                           ---------------------------------------------------------------------
                                                              1999           1998           1997           1996           1995
                                                           ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                           ---------------------------------------------------------------------
Income from investment operations - net investment
  income ................................................      .049           .054           .052           .054           .052
Less distributions from net investment income ...........     (.049)         (.054)         (.052)         (.054)         (.052)
                                                           ---------------------------------------------------------------------
Net asset value, end of year ............................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                           ---------------------------------------------------------------------

Total return* ...........................................      4.97%          5.53%          5.34%          5.55%          5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $258,458       $263,226       $285,629       $285,701       $474,654
Ratios to average net assets:
 Expenses ...............................................       .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments by
   affiliate ............................................       .15%           .16%           .16%           .17%           .16%
 Net investment income ..................................      4.84%          5.40%          5.20%          5.45%          5.25%

*    Total return is not annualized for periods less than one year.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 1999

                                                                                    PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                             AMOUNT            VALUE
   ------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 31.1%
   U.S. Treasury Notes, 6.00%, 8/15/99 ....................................      $ 10,000,000      $ 10,009,124
   U.S. Treasury Notes, 5.875%, 8/31/99 ...................................        15,000,000        15,027,279
   U.S. Treasury Notes, 6.875%, 8/31/99 ...................................        20,000,000        20,057,498
   U.S. Treasury Notes, 7.125%, 9/30/99 ...................................         5,000,000         5,027,612
   U.S. Treasury Notes, 5.875%, 11/15/99 ..................................        20,000,000        20,083,650
   U.S. Treasury Notes, 6.375%, 05/15/00 ..................................        10,000,000        10,104,429
                                                                                                   ------------
   TOTAL GOVERNMENT SECURITIES (COST $80,309,592) .........................                          80,309,592
                                                                                                   ------------
   (b) REPURCHASE AGREEMENTS 68.4%
   Barclays Capital Inc., 4.75%, 7/01/99 (Maturity Value $12,001,583)
    Collateralized by U.S. Treasury Notes .................................        12,000,000        12,000,000
   CIBC Oppenheimer Corp., 4.80%, 7/01/99 (Maturity Value $12,001,600)
    Collateralized by U.S. Treasury Notes .................................        12,000,000        12,000,000
   Dresdner Kleinwort Benson, North America LLC, 4.75%, 7/01/99 (Maturity
     Value $12,001,583) Collateralized by U.S. Treasury Notes .............        12,000,000        12,000,000
   J.P. Morgan Securities Inc., 4.79%, 7/01/99 (Maturity Value $22,437,985)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ............        22,435,000        22,435,000
   J.P. Morgan Securities Inc., 4.89%, 7/01/99 (Maturity Value $30,004,075)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ............        30,000,000        30,000,000
   Merrill Lynch Government Securities Inc., 4.65%, 7/01/99 (Maturity Value
     $12,001,550) Collateralized by U.S. Treasury Notes ...................        12,000,000        12,000,000
   Morgan Stanley & Co. Inc., 4.75%, 7/01/99 (Maturity Value $52,441,919)
    Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ............        52,435,000        52,435,000
   NationsBanc Montgomery Securities LLC, 4.70%, 7/01/99 (Maturity
     Value $12,001,567) Collateralized by U.S. Treasury Notes .............        12,000,000        12,000,000
   Warburg Dillon Read LLC, 4.80%, 7/01/99 (Maturity Value $12,001,600)
    Collateralized by U.S. Treasury Notes .................................        12,000,000        12,000,000
                                                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS (COST $176,870,000) ........................                         176,870,000
                                                                                                   ------------
   TOTAL INVESTMENTS (COST $257,179,592) 99.5% ............................                         257,179,592
   OTHER ASSETS, LESS LIABILITIES .5% .....................................                           1,278,789
                                                                                                   ------------
   NET ASSETS 100.0% ......................................................                        $258,458,381
                                                                                                   ============

(b)  See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999


                                                                                  THE U.S.
                                                                                 GOVERNMENT
                                                            THE                  SECURITIES
                                                        MONEY MARKET            MONEY MARKET
                                                          PORTFOLIO               PORTFOLIO
                                                       --------------------------------------
Assets:
 Investments in securities, at value and cost          $2,559,402,930          $   80,309,592
 Repurchase agreements, at value and cost ...           1,127,860,000             176,870,000
 Cash .......................................                   1,482                   1,226
 Interest receivable ........................              10,623,714               1,324,040
                                                       --------------------------------------
      Total assets ..........................           3,697,888,126             258,504,858
                                                       --------------------------------------

Liabilities:
 Payables:
  Investment securities purchased ...........              24,997,585                      --
  Affiliates ................................                 424,491                  43,814
 Other liabilities ..........................                  62,265                   2,663
                                                       --------------------------------------
      Total liabilities .....................              25,484,341                  46,477
                                                       --------------------------------------
Net assets, at value ........................          $3,672,403,785          $  258,458,381
                                                       --------------------------------------
Shares outstanding ..........................           3,672,403,785             258,458,381
                                                       --------------------------------------
Net asset value per share ...................          $         1.00          $         1.00
                                                       --------------------------------------

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

                                                                                          THE U.S.
                                                                                         GOVERNMENT
                                                                     THE                 SECURITIES
                                                                 MONEY MARKET           MONEY MARKET
                                                                  PORTFOLIO               PORTFOLIO
                                                               ---------------------------------------
Investment income:
 Interest ..........................................           $ 138,357,052            $  14,596,792
                                                               -------------            -------------
Expenses:
 Management fees (Note 3) ..........................               3,996,761                  437,891
 Custodian fees ....................................                  26,396                    2,992
 Reports to shareholders ...........................                   2,109                      222
 Professional fees .................................                  52,539                    5,317
 Other .............................................                  19,159                       --
                                                               ---------------------------------------
      Total expenses ...............................               4,096,964                  446,422
      Expenses waived/paid by affiliate (Note 3) ...                 (95,954)                  (7,712)
                                                               ---------------------------------------
       Net expenses ................................               4,001,010                  438,710
                                                               ---------------------------------------
        Net investment income ......................             134,356,042               14,158,082
                                                               ---------------------------------------
Net realized gain from investments .................                     651                       --
                                                               ---------------------------------------
Net increase in net assets resulting from operations           $ 134,356,693            $  14,158,082
                                                               =======================================

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1999 AND 1998

                                                                                                   THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                        ---------------------------------------------------------------------------
                                                             1999                  1998                1999               1998
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..........................      $  134,356,042        $  108,653,664       $ 14,158,082       $ 14,190,444
  Net realized gain from investments .............                 651                    --                 --                 --
                                                        ---------------------------------------------------------------------------
      Net increase in net assets resulting from
        operations ...............................         134,356,693           108,653,664         14,158,082         14,190,444
 Distributions to shareholders from net investment
  income .........................................        (134,356,693)+        (108,653,664)       (14,158,082)       (14,190,444)
 Capital share transactions (Note 2) .............       1,628,774,482           270,083,314         (4,767,997)         4,597,201
                                                        ---------------------------------------------------------------------------
      Net increase (decrease) in net assets ......       1,628,774,482           270,083,314         (4,767,997)         4,597,201
Net assets (there is no undistributed net
  investment income at beginning or end
  of year):
  Beginning of year ..............................       2,043,629,303         1,773,545,989        263,226,378        258,629,177
                                                        ---------------------------------------------------------------------------
  End of year ....................................      $3,672,403,785        $2,043,629,303       $258,458,381       $263,226,378
                                                        ===========================================================================

+Distributions were increased by a net realized gain from investments of $651.

                       See notes to financial statements.



THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:


                                                                                       THE U.S.
                                                                THE                   GOVERNMENT
                                                           MONEY MARKET             SECURITIES MONEY
                                                             PORTFOLIO              MARKET PORTFOLIO
                                                         --------------------------------------------
Year ended June 30, 1999
 Shares sold ..................................          $ 13,314,265,139           $    963,424,640
 Shares issued in reinvestment of distributions               134,356,720                 14,164,293
 Shares redeemed ..............................           (11,819,847,377)              (982,356,930)
                                                         --------------------------------------------
 Net increase (decrease) ......................          $  1,628,774,482           $     (4,767,997)
                                                         ============================================

Year ended June 30, 1998
 Shares sold ..................................          $  5,690,107,931           $    963,956,819
 Shares issued in reinvestment of distributions               108,652,953                 14,190,262
 Shares redeemed ..............................            (5,528,677,570)              (973,549,880)
                                                         --------------------------------------------
 Net increase .................................          $    270,083,314           $      4,597,201
                                                         ============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At June 30, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                           PERCENTAGE OF
                                                                        SHARES           OUTSTANDING SHARES
                                                                     --------------------------------------
Franklin Money Fund .......................................          2,152,976,361             58.63%
Institutional Fiduciary Trust - Money Market Portfolio ....          1,295,694,772             35.28%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund            134,822,519              3.67%
Franklin Templeton Money Fund .............................             88,910,133              2.42%

At June 30, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                           PERCENTAGE OF
                                                                       SHARES            OUTSTANDING SHARES
                                                                     --------------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government
Securities Money Market Portfolio ......................             113,377,163               43.87%
Franklin Federal Money Fund ............................             145,081,218               56.13%



THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (continued)

4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.



THE MONEY MARKET PORTFOLIOS
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

San Francisco, California
August 3, 1999